SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (3,122,592)	$ (6,083,379)	$ (6,951,698)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	(1,220,088)	(3,724,160)	(1,867,427)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (1,902,504)	$ (2,359,219)	$ (5,084,271)